UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	12/31/2017

Item 1.	Schedule of Investments

Prudential QMA Stock Index Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 89.9%
Aerospace & Defense — 2.3%
Arconic, Inc.	18,581	$506,332
Boeing Co. (The)	25,474	7,512,537
General Dynamics Corp.	12,612	2,565,912
L3 Technologies, Inc.	3,800	751,830
Lockheed Martin Corp.	11,356	3,645,844
Northrop Grumman Corp.	7,948	2,439,321
Raytheon Co.	13,144	2,469,100
Rockwell Collins, Inc.	7,463	1,012,132
Textron, Inc.	11,634	658,368
TransDigm Group, Inc.	2,200	604,164
United Technologies Corp.	33,840	4,316,969

		26,482,509

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	6,500	579,085
Expeditors International of Washington, Inc.	8,400	543,396
FedEx Corp.	11,216	2,798,841
United Parcel Service, Inc. (Class B Stock)	31,240	3,722,246

		7,643,568

Airlines — 0.5%
Alaska Air Group, Inc.	5,400	396,954
American Airlines Group, Inc.	19,400	1,009,382
Delta Air Lines, Inc.	29,800	1,668,800
Southwest Airlines Co.	24,874	1,628,003
United Continental Holdings, Inc.*	11,500	775,100

		5,478,239

Auto Components — 0.2%
Aptiv PLC	12,100	1,026,443
BorgWarner, Inc.	8,900	454,701
Goodyear Tire & Rubber Co. (The)	10,571	341,549

		1,822,693

Automobiles — 0.4%
Ford Motor Co.	177,338	2,214,952
General Motors Co.	58,100	2,381,519
Harley-Davidson, Inc.(a)	7,900	401,952

		4,998,423

Banks — 5.9%
Bank of America Corp.	440,995	13,018,172
BB&T Corp.	35,858	1,782,860
Citigroup, Inc.	120,195	8,943,710
Citizens Financial Group, Inc.	22,400	940,352
Comerica, Inc.	7,961	691,094
Fifth Third Bancorp	31,973	970,061
Huntington Bancshares, Inc.	48,429	705,126
JPMorgan Chase & Co.	157,793	16,874,383
KeyCorp	48,835	985,002
M&T Bank Corp.	6,900	1,179,831
People’s United Financial, Inc.	14,000	261,800
PNC Financial Services Group, Inc. (The)	21,702	3,131,382
Regions Financial Corp.	52,674	910,207
SunTrust Banks, Inc.	21,683	1,400,505
U.S. Bancorp	71,695	3,841,418
Wells Fargo & Co.	201,516	12,225,976
Zions Bancorporation	8,500	432,055

		68,293,934

Beverages — 1.8%
Brown-Forman Corp. (Class B Stock)	8,760	601,549
Coca-Cola Co. (The)	174,364	7,999,820
Constellation Brands, Inc. (Class A Stock)	7,900	1,805,703
Dr. Pepper Snapple Group, Inc.	8,200	795,892
Molson Coors Brewing Co. (Class B Stock)	8,394	688,896
Monster Beverage Corp.*	18,750	1,186,688
PepsiCo, Inc.	64,651	7,752,948

		20,831,496

Biotechnology — 2.5%
AbbVie, Inc.	72,474	7,008,961
Alexion Pharmaceuticals, Inc.*	10,200	1,219,818
Amgen, Inc.	33,046	5,746,699
Biogen, Inc.*	9,620	3,064,643
Celgene Corp.*	35,800	3,736,088
Gilead Sciences, Inc.	59,400	4,255,416
Incyte Corp.*	8,000	757,680
Regeneron Pharmaceuticals, Inc.*	3,530	1,327,139
Vertex Pharmaceuticals, Inc.*	11,530	1,727,886

		28,844,330

Building Products — 0.3%
A.O. Smith Corp.	6,500	398,320
Allegion PLC	4,133	328,821
Fortune Brands Home & Security, Inc.	6,600	451,704
Johnson Controls International PLC	42,087	1,603,936
Masco Corp.	13,826	607,514

		3,390,295

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	2,600	533,650
Ameriprise Financial, Inc.	6,721	1,139,008
Bank of New York Mellon Corp. (The)	46,538	2,506,537
BlackRock, Inc.	5,620	2,887,050
Cboe Global Markets, Inc.	4,800	598,032
Charles Schwab Corp. (The)	54,211	2,784,819
CME Group, Inc.	15,480	2,260,854
E*TRADE Financial Corp.*	12,320	610,702
Franklin Resources, Inc.	14,442	625,772
Goldman Sachs Group, Inc. (The)	16,000	4,076,160
Intercontinental Exchange, Inc.	26,640	1,879,719
Invesco Ltd.	18,500	675,990
Moody’s Corp.	7,576	1,118,293
Morgan Stanley	63,336	3,323,240
Nasdaq, Inc.	5,300	407,199
Northern Trust Corp.	9,762	975,126
Raymond James Financial, Inc.	6,100	544,730
S&P Global, Inc.	11,670	1,976,898
State Street Corp.	16,862	1,645,900
T. Rowe Price Group, Inc.	11,000	1,154,230

		31,723,909

Chemicals — 2.0%
Air Products & Chemicals, Inc.	9,902	1,624,720
Albemarle Corp.	5,100	652,239
CF Industries Holdings, Inc.	10,800	459,432

DowDuPont, Inc.	106,428	7,579,802
Eastman Chemical Co.	6,386	591,599
Ecolab, Inc.	11,882	1,594,327
FMC Corp.	6,100	577,426
International Flavors & Fragrances, Inc.	3,575	545,581
LyondellBasell Industries NV, (Class A Stock)	14,700	1,621,704
Monsanto Co.	19,984	2,333,731
Mosaic Co. (The)	14,500	372,070
PPG Industries, Inc.	11,548	1,349,037
Praxair, Inc.	13,028	2,015,171
Sherwin-Williams Co. (The)	3,766	1,544,211

		22,861,050

Commercial Services & Supplies — 0.3%
Cintas Corp.	3,980	620,203
Republic Services, Inc.	10,375	701,454
Stericycle, Inc.*	4,000	271,960
Waste Management, Inc.	18,213	1,571,782

		3,165,399

Communications Equipment — 0.9%
Cisco Systems, Inc.	224,744	8,607,695
F5 Networks, Inc.*	2,800	367,416
Harris Corp.	5,450	771,993
Juniper Networks, Inc.	16,000	456,000
Motorola Solutions, Inc.	7,416	669,961

		10,873,065

Construction & Engineering — 0.1%
Fluor Corp.	5,974	308,557
Jacobs Engineering Group, Inc.	5,200	342,992
Quanta Services, Inc.*	6,500	254,215

		905,764

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,900	641,016
Vulcan Materials Co.	6,000	770,220

		1,411,236

Consumer Finance — 0.7%
American Express Co.	32,759	3,253,296
Capital One Financial Corp.	22,066	2,197,332
Discover Financial Services	16,518	1,270,565
Navient Corp.	11,492	153,073
Synchrony Financial	33,465	1,292,084

		8,166,350

Containers & Packaging — 0.3%
Avery Dennison Corp.	4,068	467,250
Ball Corp.	15,928	602,875
International Paper Co.	18,784	1,088,345
Packaging Corp. of America	4,200	506,310
Sealed Air Corp.	7,736	381,385
WestRock Co.	11,533	729,001

		3,775,166

Distributors — 0.1%
Genuine Parts Co.	6,699	636,472
LKQ Corp.*	14,300	581,581

		1,218,053

Diversified Consumer Services — 0.0%
H&R Block, Inc.	8,520	223,394

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	87,550	17,354,161
Leucadia National Corp.	12,700	336,423

		17,690,584

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	279,193	10,855,024
CenturyLink, Inc.	43,979	733,570
Sprint Communications, Inc.*	—	0
Verizon Communications, Inc.	185,433	9,814,968

		21,403,562

Electric Utilities — 1.6%
Alliant Energy Corp.	9,500	404,795
American Electric Power Co., Inc.	22,391	1,647,306
Duke Energy Corp.	31,839	2,677,978
Edison International	14,862	939,873
Entergy Corp.	8,215	668,619
Eversource Energy	14,400	909,792
Exelon Corp.	43,612	1,718,749
FirstEnergy Corp.	20,177	617,820
NextEra Energy, Inc.	21,432	3,347,464
PG&E Corp.	23,303	1,044,674
Pinnacle West Capital Corp.	5,100	434,418
PPL Corp.	31,052	961,059
Southern Co. (The)	45,615	2,193,625
Xcel Energy, Inc.	23,083	1,110,523

		18,676,695

Electrical Equipment — 0.5%
Acuity Brands, Inc.	2,100	369,600
AMETEK, Inc.	10,500	760,935
Eaton Corp. PLC	20,093	1,587,548
Emerson Electric Co.	29,150	2,031,463
Rockwell Automation, Inc.	5,863	1,151,200

		5,900,746

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	13,900	1,220,420
Corning, Inc.	39,497	1,263,509
FLIR Systems, Inc.	6,300	293,706
TE Connectivity Ltd.	16,000	1,520,640

		4,298,275

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	18,845	596,256
Halliburton Co.	39,622	1,936,327
Helmerich & Payne, Inc.	5,100	329,664
National Oilwell Varco, Inc.	16,900	608,738
Schlumberger Ltd.	62,972	4,243,683
TechnipFMC PLC (United Kingdom)	19,700	616,807

		8,331,475

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	3,900	509,301
American Tower Corp.	19,500	2,782,065
Apartment Investment & Management Co. (Class A Stock)	6,580	287,612
AvalonBay Communities, Inc.	6,311	1,125,945
Boston Properties, Inc.	7,000	910,210
Crown Castle International Corp.	18,500	2,053,685
Digital Realty Trust, Inc.	9,500	1,082,050
Duke Realty Corp.	15,900	432,639
Equinix, Inc.	3,586	1,625,247
Equity Residential	16,700	1,064,959
Essex Property Trust, Inc.	3,000	724,110
Extra Space Storage, Inc.	5,600	489,720
Federal Realty Investment Trust	3,100	411,711
GGP, Inc.	28,200	659,598
HCP, Inc.	20,200	526,816
Host Hotels & Resorts, Inc.	33,636	667,675
Iron Mountain, Inc.	12,105	456,722
Kimco Realty Corp.	18,900	343,035
Macerich Co. (The)	5,200	341,536
Mid-America Apartment Communities, Inc.	5,200	522,912
Prologis, Inc.	24,237	1,563,529
Public Storage	6,800	1,421,200
Realty Income Corp.	12,500	712,750
Regency Centers Corp.	6,300	435,834
SBA Communications Corp.*	5,400	882,144
Simon Property Group, Inc.	14,189	2,436,819
SL Green Realty Corp.	4,500	454,185
UDR, Inc.	12,000	462,240
Ventas, Inc.	16,233	974,142
Vornado Realty Trust	7,684	600,735
Welltower, Inc.	16,800	1,071,336
Weyerhaeuser Co.	34,239	1,207,267

		29,239,729

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	19,908	3,705,277
CVS Health Corp.	46,099	3,342,178
Kroger Co. (The)	40,368	1,108,102
Sysco Corp.	21,780	1,322,699
Wal-Mart Stores, Inc.	66,526	6,569,442
Walgreens Boots Alliance, Inc.	39,478	2,866,892

		18,914,590

Food Products — 1.1%
Archer-Daniels-Midland Co.	25,359	1,016,389
Campbell Soup Co.	8,947	430,440
Conagra Brands, Inc.	18,543	698,515
General Mills, Inc.	25,844	1,532,291
Hershey Co. (The)	6,416	728,280
Hormel Foods Corp.(a)	12,400	451,236
J.M. Smucker Co. (The)	5,200	646,048
Kellogg Co.	11,270	766,134
Kraft Heinz Co. (The)	27,155	2,111,573
McCormick & Co., Inc.	5,500	560,505
Mondelez International, Inc. (Class A Stock)	67,966	2,908,945
Tyson Foods, Inc. (Class A Stock)	13,500	1,094,445

		12,944,801

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	79,113	4,514,979
Align Technology, Inc.*	3,300	733,227
Baxter International, Inc.	22,774	1,472,111
Becton, Dickinson and Co.	12,266	2,625,570
Boston Scientific Corp.*	62,372	1,546,202
Cooper Cos., Inc. (The)	2,300	501,124
Danaher Corp.	27,900	2,589,678
DENTSPLY SIRONA, Inc.	10,300	678,049
Edwards Lifesciences Corp.*	9,600	1,082,016
Hologic, Inc.*	11,900	508,725
IDEXX Laboratories, Inc.*	4,000	625,520
Intuitive Surgical, Inc.*	5,150	1,879,441
Medtronic PLC	61,515	4,967,336
ResMed, Inc.	6,600	558,954
Stryker Corp.	14,700	2,276,148
Varian Medical Systems, Inc.*	4,400	489,060
Zimmer Biomet Holdings, Inc.	9,211	1,111,492

		28,159,632

Health Care Providers & Services — 2.5%
Aetna, Inc.	14,844	2,677,709
AmerisourceBergen Corp.	7,400	679,468
Anthem, Inc.	11,760	2,646,117
Cardinal Health, Inc.	14,273	874,507
Centene Corp.*	7,900	796,952
Cigna Corp.	11,221	2,278,873
DaVita, Inc.*	7,200	520,200
Envision Healthcare Corp.*	5,300	183,168
Express Scripts Holding Co.*	25,770	1,923,473
HCA Healthcare, Inc.*	12,900	1,133,136
Henry Schein, Inc.*	7,100	496,148
Humana, Inc.	6,560	1,627,339
Laboratory Corp. of America Holdings*	4,700	749,697
McKesson Corp.	9,526	1,485,580
Patterson Cos., Inc.	3,000	108,390
Quest Diagnostics, Inc.	6,200	610,638
UnitedHealth Group, Inc.	44,068	9,715,231
Universal Health Services, Inc., (Class B Stock)	4,000	453,400

		28,960,026

Health Care Technology — 0.1%
Cerner Corp.*	14,600	983,894

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	18,500	1,227,845
Chipotle Mexican Grill, Inc.*	1,160	335,275
Darden Restaurants, Inc.	5,653	542,801
Hilton Worldwide Holdings, Inc.	9,200	734,712
Marriott International, Inc. (Class A Stock)	13,970	1,896,148
McDonald’s Corp.	36,330	6,253,120
MGM Resorts International	23,000	767,970
Norwegian Cruise Line Holdings Ltd.*	7,200	383,400
Royal Caribbean Cruises Ltd.	7,800	930,384
Starbucks Corp.	64,700	3,715,721
Wyndham Worldwide Corp.	4,551	527,324
Wynn Resorts Ltd.	3,600	606,924
Yum! Brands, Inc.	15,364	1,253,856

		19,175,480

Household Durables — 0.4%
D.R. Horton, Inc.	15,300	781,371
Garmin Ltd.	5,400	321,678
Leggett & Platt, Inc.	5,500	262,515
Lennar Corp. (Class A Stock)	9,200	581,808
Mohawk Industries, Inc.*	2,920	805,628
Newell Brands, Inc.	21,427	662,094
PulteGroup, Inc.	11,611	386,066
Whirlpool Corp.	3,285	553,982

		4,355,142

Household Products — 1.5%
Church & Dwight Co., Inc.	10,800	541,836
Clorox Co. (The)	5,932	882,326
Colgate-Palmolive Co.	39,960	3,014,982
Kimberly-Clark Corp.	16,016	1,932,490
Procter & Gamble Co. (The)	115,923	10,651,005

		17,022,639

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	27,500	297,825
NRG Energy, Inc.	12,200	347,456

		645,281

Industrial Conglomerates — 1.7%
3M Co.	27,198	6,401,593
General Electric Co.	394,307	6,880,657
Honeywell International, Inc.	34,715	5,323,893
Roper Technologies, Inc.	4,700	1,217,300

		19,823,443

Insurance — 2.4%
Aflac, Inc.	17,900	1,571,262
Allstate Corp. (The)	16,308	1,707,611
American International Group, Inc.	40,901	2,436,882
Aon PLC	11,389	1,526,126
Arthur J Gallagher & Co.	7,800	493,584
Assurant, Inc.	2,500	252,100
Brighthouse Financial, Inc.*	4,272	250,510
Chubb Ltd.	21,123	3,086,704
Cincinnati Financial Corp.	7,107	532,812
Everest Re Group Ltd.	1,950	431,457
Hartford Financial Services Group, Inc. (The)	16,253	914,719
Lincoln National Corp.	9,951	764,933
Loews Corp.	12,517	626,225
Marsh & McLennan Cos., Inc.	23,240	1,891,504
MetLife, Inc.	47,800	2,416,768
Principal Financial Group, Inc.	12,200	860,832
Progressive Corp. (The)	26,416	1,487,749
Prudential Financial, Inc.(g)	19,300	2,219,114
Torchmark Corp.	4,933	447,472
Travelers Cos., Inc. (The)	12,451	1,688,854
Unum Group	10,026	550,327
Willis Towers Watson PLC	6,000	904,140
XL Group Ltd. (Bermuda)	10,900	383,244

		27,444,929

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	18,210	21,296,049
Expedia, Inc.	5,500	658,735
Netflix, Inc.*	19,700	3,781,612

Priceline Group, Inc. (The)*	2,280	3,962,047
TripAdvisor, Inc.*	4,300	148,178

		29,846,621

Internet Software & Services — 4.4%
Akamai Technologies, Inc.*	7,600	494,304
Alphabet, Inc. (Class A Stock)*	13,590	14,315,706
Alphabet, Inc. (Class C Stock)*	13,822	14,463,341
eBay, Inc.*	44,100	1,664,334
Facebook, Inc. (Class A Stock)*	108,470	19,140,616
VeriSign, Inc.*(a)	3,900	446,316

		50,524,617

IT Services — 3.6%
Accenture PLC, (Class A Stock)	28,100	4,301,829
Alliance Data Systems Corp.	2,190	555,121
Automatic Data Processing, Inc.	20,178	2,364,660
Cognizant Technology Solutions Corp. (Class A Stock)	26,800	1,903,336
CSRA, Inc.	7,251	216,950
DXC Technology Co.	12,959	1,229,809
Fidelity National Information Services, Inc.	15,200	1,430,168
Fiserv, Inc.*	9,500	1,245,735
Gartner, Inc.*	3,700	455,655
Global Payments, Inc.	7,100	711,704
International Business Machines Corp.	39,204	6,014,678
Mastercard, Inc. (Class A Stock)	42,250	6,394,960
Paychex, Inc.	14,525	988,862
PayPal Holdings, Inc.*	51,400	3,784,068
Total System Services, Inc.	7,571	598,790
Visa, Inc. (Class A Stock)	82,520	9,408,930
Western Union Co. (The)	20,052	381,189

		41,986,444

Leisure Products — 0.1%
Hasbro, Inc.	5,454	495,714
Mattel, Inc.(a)	12,113	186,298

		682,012

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	14,598	977,628
Illumina, Inc.*	6,700	1,463,883
IQVIA Holdings, Inc.*	6,600	646,140
Mettler-Toledo International, Inc.*	1,200	743,424
PerkinElmer, Inc.	4,970	363,407
Thermo Fisher Scientific, Inc.	18,222	3,459,993
Waters Corp.*	3,700	714,803

		8,369,278

Machinery — 1.6%
Caterpillar, Inc.	27,056	4,263,484
Cummins, Inc.	7,086	1,251,671
Deere & Co.	14,580	2,281,916
Dover Corp.	7,062	713,191
Flowserve Corp.	5,400	227,502
Fortive Corp.	13,950	1,009,282
Illinois Tool Works, Inc.	14,036	2,341,907
Ingersoll-Rand PLC	11,400	1,016,766
PACCAR, Inc.	15,964	1,134,721
Parker-Hannifin Corp.	6,138	1,225,022
Pentair PLC (United Kingdom)	7,346	518,775
Snap-on, Inc.	2,642	460,501

Stanley Black & Decker, Inc.	6,988	1,185,794
Xylem, Inc.	8,000	545,600

		18,176,132

Media — 2.5%
CBS Corp. (Class B Stock)	16,476	972,084
Charter Communications, Inc., (Class A Stock)*	8,820	2,963,167
Comcast Corp. (Class A Stock)	212,070	8,493,403
Discovery Communications, Inc., (Class A Stock)*(a)	5,300	118,614
Discovery Communications, Inc., (Class C Stock)*	7,800	165,126
DISH Network Corp., (Class A Stock)*	10,500	501,375
Interpublic Group of Cos., Inc. (The)	17,388	350,542
News Corp. (Class A Stock)	16,975	275,165
News Corp. (Class B Stock)	2,700	44,820
Omnicom Group, Inc.	10,534	767,191
Scripps Networks Interactive, Inc. (Class A Stock)	4,400	375,672
Time Warner, Inc.	35,374	3,235,660
Twenty-First Century Fox, Inc., (Class A Stock)	47,900	1,653,987
Twenty-First Century Fox, Inc., (Class B Stock)	19,100	651,692
Viacom, Inc. (Class B Stock)	15,376	473,735
Walt Disney Co. (The)	68,713	7,387,335

		28,429,568

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	61,192	1,160,200
Newmont Mining Corp.	24,197	907,872
Nucor Corp.	14,412	916,315

		2,984,387

Multi-Utilities — 0.9%
Ameren Corp.	11,069	652,960
CenterPoint Energy, Inc.	19,179	543,917
CMS Energy Corp.	12,500	591,250
Consolidated Edison, Inc.	14,151	1,202,128
Dominion Energy, Inc.	29,304	2,375,382
DTE Energy Co.	8,187	896,149
NiSource, Inc.	15,300	392,751
Public Service Enterprise Group, Inc.	22,994	1,184,191
SCANA Corp.	6,100	242,658
Sempra Energy	11,398	1,218,674
WEC Energy Group, Inc.	14,333	952,141

		10,252,201

Multiline Retail — 0.4%
Dollar General Corp.	11,900	1,106,819
Dollar Tree, Inc.*	10,842	1,163,455
Kohl’s Corp.	7,500	406,725
Macy’s, Inc.	13,282	334,574
Nordstrom, Inc.	5,000	236,900
Target Corp.	24,682	1,610,500

		4,858,973

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	24,836	1,332,203
Andeavor	6,600	754,644
Apache Corp.	16,848	711,323
Cabot Oil & Gas Corp.(a)	20,300	580,580
Chesapeake Energy Corp.*(a)	34,700	137,412
Chevron Corp.	86,392	10,815,414
Cimarex Energy Co.	4,400	536,844

Concho Resources, Inc.*	6,800	1,021,496
ConocoPhillips	54,357	2,983,656
Devon Energy Corp.	23,900	989,460
EOG Resources, Inc.	26,300	2,838,033
EQT Corp.	10,500	597,660
Exxon Mobil Corp.	192,692	16,116,759
Hess Corp.	12,534	594,989
Kinder Morgan, Inc.	87,280	1,577,150
Marathon Oil Corp.	37,178	629,424
Marathon Petroleum Corp.	22,178	1,463,304
Newfield Exploration Co.*	8,200	258,546
Noble Energy, Inc.	21,100	614,854
Occidental Petroleum Corp.	34,776	2,561,600
ONEOK, Inc.	17,400	930,030
Phillips 66	19,528	1,975,257
Pioneer Natural Resources Co.	7,800	1,348,230
Range Resources Corp.	7,800	133,068
Valero Energy Corp.	19,900	1,829,009
Williams Cos., Inc. (The)	37,592	1,146,180

		54,477,125

Personal Products — 0.1%
Coty, Inc., (Class A Stock)	20,000	397,800
Estee Lauder Cos., Inc. (The), (Class A Stock)	10,200	1,297,848

		1,695,648

Pharmaceuticals — 4.1%
Allergan PLC	15,195	2,485,598
Bristol-Myers Squibb Co.	74,379	4,557,945
Eli Lilly & Co.	44,097	3,724,432
Johnson & Johnson	122,169	17,069,453
Mallinckrodt PLC*	—	0
Merck & Co., Inc.	124,333	6,996,218
Mylan NV*	24,100	1,019,671
Perrigo Co. PLC	5,900	514,244
Pfizer, Inc.	270,963	9,814,280
Zoetis, Inc.	22,200	1,599,288

		47,781,129

Professional Services — 0.2%
Equifax, Inc.	5,130	604,930
IHS Markit Ltd.*	16,300	735,945
Nielsen Holdings PLC	14,700	535,080
Robert Half International, Inc.	6,000	333,240
Verisk Analytics, Inc.*	7,100	681,600

		2,890,795

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	14,000	606,340

Road & Rail — 0.9%
CSX Corp.	40,618	2,234,396
J.B. Hunt Transport Services, Inc.	4,150	477,167
Kansas City Southern	4,700	494,534
Norfolk Southern Corp.	13,031	1,888,192
Union Pacific Corp.	35,816	4,802,926

		9,897,215

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*(a)	35,500	364,940
Analog Devices, Inc.	16,747	1,490,985
Applied Materials, Inc.	48,488	2,478,707
Broadcom Ltd.	18,499	4,752,393
Intel Corp.	212,788	9,822,294
KLA-Tencor Corp.	7,120	748,098
Lam Research Corp.	7,362	1,355,123
Microchip Technology, Inc.	10,600	931,528
Micron Technology, Inc.*(a)	52,416	2,155,346
NVIDIA Corp.	27,600	5,340,600
Qorvo, Inc.*	6,071	404,329
QUALCOMM, Inc.	67,000	4,289,340
Skyworks Solutions, Inc.	8,400	797,580
Texas Instruments, Inc.	44,852	4,684,343
Xilinx, Inc.	11,400	768,588

		40,384,194

Software — 4.7%
Activision Blizzard, Inc.	34,400	2,178,208
Adobe Systems, Inc.*	22,440	3,932,386
ANSYS, Inc.*	3,900	575,601
Autodesk, Inc.*	10,220	1,071,363
CA, Inc.	13,658	454,538
Cadence Design Systems, Inc.*	12,800	535,296
Citrix Systems, Inc.*	6,500	572,000
Electronic Arts, Inc.*	14,000	1,470,840
Intuit, Inc.	11,100	1,751,358
Microsoft Corp.	350,812	30,008,458
Oracle Corp.	138,540	6,550,171
Red Hat, Inc.*	8,100	972,810
salesforce.com, Inc.*	31,200	3,189,576
Symantec Corp.	27,417	769,321
Synopsys, Inc.*	6,700	571,108

		54,603,034

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	3,550	353,900
AutoZone, Inc.*	1,270	903,440
Best Buy Co., Inc.	11,600	794,252
CarMax, Inc.*	8,200	525,866
Foot Locker, Inc.	5,400	253,152
Gap, Inc. (The)	9,513	324,013
Home Depot, Inc. (The)	53,124	10,068,592
L Brands, Inc.	11,222	675,789
Lowe’s Cos., Inc.	37,896	3,522,054
O’Reilly Automotive, Inc.*	3,900	938,106
Ross Stores, Inc.	17,500	1,404,375
Signet Jewelers Ltd.	3,000	169,650
Tiffany & Co.	4,900	509,355
TJX Cos., Inc. (The)	28,964	2,214,587
Tractor Supply Co.	5,500	411,125
Ulta Beauty, Inc.*	2,720	608,355

		23,676,611

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	233,518	39,518,251
Hewlett Packard Enterprise Co.	72,502	1,041,129
HP, Inc.	75,902	1,594,701
NetApp, Inc.	12,200	674,904
Seagate Technology PLC	13,400	560,656
Western Digital Corp.	13,425	1,067,690
Xerox Corp.	8,425	245,589

		44,702,920

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.(a)			15,100	315,741
Michael Kors Holdings Ltd.*			7,200	453,240
NIKE, Inc. (Class B Stock)			59,704	3,734,485
PVH Corp.			3,500	480,235
Ralph Lauren Corp.			2,600	269,594
Tapestry, Inc.			12,300	544,029
Under Armour, Inc., (Class A Stock)*(a)			8,100	116,883
Under Armour, Inc., (Class C Stock)*(a)			7,567	100,793
VF Corp.			14,936	1,105,264

				7,120,264

Tobacco — 1.2%
Altria Group, Inc.			86,779	6,196,889
Philip Morris International, Inc.			70,679	7,467,236

				13,664,125

Trading Companies & Distributors — 0.2%
Fastenal Co.			13,100	716,439
United Rentals, Inc.*			3,900	670,449
W.W. Grainger, Inc.			2,354	556,132

				1,943,020

Water Utilities — 0.1%
American Water Works Co., Inc.			8,100	741,069

TOTAL COMMON STOCKS (cost $277,322,976)				1,036,373,518

UNAFFILIATED EXCHANGE TRADED FUND — 0.4%
iShares Core S&P 500 ETF (cost $3,866,726)			15,600	4,194,060

TOTAL LONG-TERM INVESTMENTS (cost $281,189,702)				1,040,567,578

SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUNDS — 2.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			25,634,406	25,634,406
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,686,341; includes $5,676,078 of cash collateral for securities on loan)(b)(w)			5,686,341	5,686,341

TOTAL AFFILIATED MUTUAL FUNDS (cost $31,320,747)				31,320,747

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $1,097,100)	1.290%	03/15/18	1,100	1,097,151

TOTAL SHORT-TERM INVESTMENTS (cost $32,417,847)				32,417,898

TOTAL INVESTMENTS — 93.1% (cost $313,607,549)	1,072,985,476
Other assets in excess of liabilities(z) — 6.9%	79,640,882

NET ASSETS — 100.0%	$1,152,626,358

The following abbreviations are used in quarterly schedule of portfolio holdings:

ETF	Exchange Traded Fund
OTC	Over-the-counter
REIT(s)	Real Estate Investment Trust(s)

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,474,858; cash collateral of $5,676,078 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
40	S&P 500 E-Mini Index	Mar. 2018	$5,352,000	$23,341
34	S&P 500 Index	Mar. 2018	22,746,000	106,790

				$130,131

A security with a market value of $1,097,151 has been segregated with UBS AG to cover requirements for open futures contracts at December 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,482,509	$—	$—
Air Freight & Logistics	7,643,568	—	—
Airlines	5,478,239	—	—
Auto Components	1,822,693	—	—
Automobiles	4,998,423	—	—
Banks	68,293,934	—	—
Beverages	20,831,496	—	—
Biotechnology	28,844,330	—	—
Building Products	3,390,295	—	—
Capital Markets	31,723,909	—	—
Chemicals	22,861,050	—	—
Commercial Services & Supplies	3,165,399	—	—
Communications Equipment	10,873,065	—	—
Construction & Engineering	905,764	—	—
Construction Materials	1,411,236	—	—
Consumer Finance	8,166,350	—	—
Containers & Packaging	3,775,166	—	—
Distributors	1,218,053	—	—
Diversified Consumer Services	223,394	—	—
Diversified Financial Services	17,690,584	—	—
Diversified Telecommunication Services	21,403,562	—	—
Electric Utilities	18,676,695	—	—
Electrical Equipment	5,900,746	—	—
Electronic Equipment, Instruments & Components	4,298,275	—	—
Energy Equipment & Services	8,331,475	—	—
Equity Real Estate Investment Trusts (REITs)	29,239,729	—	—
Food & Staples Retailing	18,914,590	—	—
Food Products	12,944,801	—	—
Health Care Equipment & Supplies	28,159,632	—	—
Health Care Providers & Services	28,960,026	—	—
Health Care Technology	983,894	—	—
Hotels, Restaurants & Leisure	19,175,480	—	—
Household Durables	4,355,142	—	—
Household Products	17,022,639	—	—
Independent Power & Renewable Electricity Producers	645,281	—	—
Industrial Conglomerates	19,823,443	—	—
Insurance	27,444,929	—	—
Internet & Direct Marketing Retail	29,846,621	—	—
Internet Software & Services	50,524,617	—	—
IT Services	41,986,444	—	—
Leisure Products	682,012	—	—
Life Sciences Tools & Services	8,369,278	—	—
Machinery	18,176,132	—	—
Media	28,429,568	—	—
Metals & Mining	2,984,387	—	—
Multi-Utilities	10,252,201	—	—
Multiline Retail	4,858,973	—	—
Oil, Gas & Consumable Fuels	54,477,125	—	—
Personal Products	1,695,648	—	—
Pharmaceuticals	47,781,129	—	—
Professional Services	2,890,795	—	—
Real Estate Management & Development	606,340	—	—
Road & Rail	9,897,215	—	—
Semiconductors & Semiconductor Equipment	40,384,194	—	—
Software	54,603,034	—	—
Specialty Retail	23,676,611	—	—
Technology Hardware, Storage & Peripherals	44,702,920	—	—
Textiles, Apparel & Luxury Goods	7,120,264	—	—
Tobacco	13,664,125	—	—
Trading Companies & Distributors	1,943,020	—	—
Water Utilities	741,069	—	—
Unaffiliated Exchange Traded Fund	4,194,060	—	—
Affiliated Mutual Funds	31,320,747	—	—
U.S. Treasury Obligation	—	1,097,151	—
Other Financial Instruments*
Futures Contracts	130,131	—	—

Total	$1,072,018,456	$1,097,151	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 16, 2018

*	Print the name and title of each signing officer under his or her signature.